Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Income Taxes [Line Items]
Income Taxes

11. Income tax

Income tax expense for the years ended September 30, 2025 and 2024 consists of foreign and state taxes of $8,492 and $3,650, respectively. The Company’s effective income tax rate differs from the federal statutory rate primarily because of certain expenses that are deductible for financial statement purposes but are not deductible for income tax purposes, research tax credits, the effect of state and foreign income taxes and the impact of valuation allowances.

The Company has elected to prospectively adopt the guidance in ASU No, 2023-09, Income Taxes (Topic 740): Improvements to Income Taxes Disclosures. The reconciliation of the federal statutory income tax rate to the Company’s provision for income taxes for the year ended September 30, 2025 in accordance with the guidance in ASU No. 2023-09 is as follows:

	Year ended
	September 30,
	2025	Percent	2024	Percent
US federal statutory tax rate	$(6,379,165)	21.00%	$(2,703,837)	21.00%
State and local income taxes, net of federal income tax effect	1,424	0.00%	1,007	-0.01%
Foreign tax effects	(2,755)	0.01%	(2,158)	0.02%
Tax credits	(196,546)	0.65%	(335,690)	2.61%
Changes in valuation allowance	1,214,197	-4.00%	1,989,778	-15.45%
Non taxable or nondeductible items	319,045	-1.05%	121,172	-0.94%
Change in fair value of derivative liability	3,995,554	-13.15%	301,664	-2.34%
Disallowed interest expense on convertible debt	997,775	-3.28%	571,823	-4.44%
Changes in unrecognized tax benefits	58,964	-0.19%	59,892	-0.47%
Total tax expense	$8,493	-0.03%	$3,651	-0.03%

Deferred income tax assets or (liabilities) are the result of temporary differences between the Company’s financial statements and taxable amounts and are comprised of the following amounts as of September 30, 2025 and 2024:

	2025	2024
Deferred tax assets (liabilities):
Net operating loss carryforwards	$20,147,678	$17,328,202
Credits carryforwards	3,312,684	3,098,155
Accruals and reserves	-	6,945
Lease liability, net	486	4,230
Property and equipment	554,159	2,165,161
Share-based compensation	40,751	130,075
Total net deferred tax assets	24,055,758	22,732,768
Less: valuation allowance	(24,055,758)	(22,732,768)
Net deferred tax asset	$-	$-

In assessing the ability to realize deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which temporary differences become deductible or includable in taxable income. Management considers projected future taxable income and tax planning strategies in making this assessment. Management believes that there is a possibility that deferred taxes may not be utilized and, accordingly, a full valuation allowance has been recorded.

As of September 30, 2025 the Company has net operating loss carryforwards of $87,765,125 for federal purposes. These consist of $9,820,637 in pre-2018 NOLs which are limited to a 20-year carryforward and will begin to expire in 2032, and $77,984,487 in post-2017 NOLs which do not expire, but these losses can only offset 80% of taxable income in any year. As of September 30, 2025 the Company had a state net operating loss of approximately $47,161,308 that begins to expire in 2034.

As of September 30, 2025 the Company had federal and state research and development tax credit carryforwards of approximately $1,894,431 and $1,418,253, respectively. If not utilized, the federal research and development tax credit carryforwards begin to expire in 2037 and CA credits carry over indefinitely.

The technical merits of a tax position derive from both statutory and judicial authority (legislation and statutes, legislative intent, regulations, rulings, and case law) and their applicability to the facts and circumstances of the tax position. If a tax position does not meet the more-likely-than-not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with a taxing authority.

Uncertain tax positions are evaluated based upon the facts and circumstances that exist at each reporting period. Subsequent changes in judgment based upon new information may lead to changes in recognition, de-recognition, and measurement. Adjustments may result, for example, upon resolution of an issue with the taxing authorities, or expiration of a statute of limitations barring an assessment for an issue.

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (in thousands):

The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense.

	September 30,
	2025	2024
Unrecognized tax benefits, beginning of period	$1,480,590	$1,375,779
Tax positions taken in prior periods:
Gross increases	100,707	104,811
Gross decreases	-	-

Tax positions taken in current period:
Gross increases	-	-
Settlements	-	-
Lapse of statute of limitations	-	-
Unrecognized tax benefits, end of period	$1,581,297	$1,480,590

The Company had no accrual for interest and penalties on the consolidated balance sheets and has not recognized interest and/or penalties in the consolidated statements of operations for the years ended September 30, 2025 and 2024.

The Company is subject to taxation in the United States and various State jurisdictions. The Company’s tax years from fiscal year 2022 are subject to examination by the United States and state taxing authorities due to the carryforward of unutilized NOLs.

We have ownership interests in controlled foreign corporations. During 2025 the Company analyzed the potential impact of the Tax Act provisions relating to Global Intangible Low-Taxed Income (“GILTI”) as well as Base Erosion and “&“Anti-Abuse Tax (“BEAT”). Based on the foreign subsidiaries’ tax position, the Company will not incur any impact relating to these two provisions.

The One Big Beautiful Bill Act of 2024 (the “OBBBA”) was enacted in the United States on July 4, 2025. The OBBBA includes a U.S. income tax provision for the reinstatement of immediate expensing for domestic research and experimentation (“R&E”) expenditures under Section 174 and the acceleration of remaining unamortized R&E balances. Pursuant to the OBBBA, the Company has not elected to deduct the remaining domestic R&E capitalized in tax year 2024. The OBBBA did not have a material impact on the Company’s effective tax rate for the year ended September 30, 2025, but could result in a significant reduction to the Company’s intangible deferred tax asset and corresponding valuation allowance offset.

Los Altos Ventures Corp. [Member]
Income Taxes [Line Items]
Income Taxes

Note 4. Income Taxes

As of March 31, 2026 and December 31, 2025, the Company has $8,400 and $7,000 in gross deferred tax assets resulting from net operating loss carry-forwards of $40,200 and $33,600, respectively, available to offset future taxable income through 2041 subject to the change in ownership provisions under IRC 382. A valuation allowance has been recorded to fully offset these deferred tax assets because the Company’s management believes future realization of the related tax benefits is uncertain.

The tax provision at the statutory federal income tax rate on March 31, 2026 and December 31, 2025, and the tax provisions attributable to loss before income taxes are as follows:

	March 31,		December 31,
	2026		2025

Statutory federal income taxes	$(8,400)	21.0%	$(7,000)	21.0%
Valuation allowance	$8,400	(21.0)%	$7,000	(21.0)%
Effective income tax rate, net	$-	-	$-	-

Note 4. Income Taxes

As of December 31, 2025, the Company has approximately $7,100 in gross deferred tax assets resulting from net operating loss of $33,600, available to offset future taxable income indefinitely but it is limited to 80% of future taxable income, and subject to the change in ownership provisions under IRC 382. A valuation allowance has been recorded to fully offset these deferred tax assets because the Company’s management believes future realization of the related tax benefits is uncertain.

The difference between the tax provision at the statutory federal income tax rate on December 31, 2025, and the tax provisions attributable to loss before income taxes is as follows:

	2025
Statutory federal income taxes	$(7,000)	21.0%
Valuation allowance	$7,000	(21.0)%
Effective income tax rate, net	$-	-